Schedule I — Parent Company Financial Information - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
G&A expenses	$ (3,589,720)	$ (100)
Equity in earnings of subsidiaries	1,658,477	2,333,687
NET (LOSS) INCOME	(1,931,243)	2,333,587
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	(281,259)	(105,029)
COMPREHENSIVE (LOSS) INCOME	$ (2,212,502)	$ 2,228,558